Business Combinations - Summary of Value of the Assets Acquired and Liabilities Assumed (Detail) - Telwater Pty Ltd [Member] $ in Millions	Aug. 01, 2019 CAD ($)
Assets acquired
Current assets	$ 14.4
Non-current assets	1.7
Property, plant and equipment	35.0
Goodwill	60.0
Total assets acquired	158.8
Liabilities assumed
Current liabilities	(10.5)
Non-current liabilities	(15.7)
Total liabilities assumed	(26.2)
Non-controlling interest	(19.4)
Total consideration paid in cash	113.2
Trademark [member]
Assets acquired
Identifiable intangible assets recognised	19.5
Dealer network [member]
Assets acquired
Identifiable intangible assets recognised	$ 28.2